Average Annual Total Returns - Institutional - Vanguard Inflation-Protected Securities Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	11.05%	5.00%	3.73%	10.41%	4.00%	2.74%	6.54%	3.41%	2.48%	10.99%	5.08%	3.81%	7.51%	4.44%	3.84%